Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Minimum [Member] | Computers and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Automobile [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Buildings [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Computers and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Automobile [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	7 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	15 years
Maximum [Member] | Buildings [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Lives	15 years